Operating Segments - Summary of Long-Lived Assets by Geographical Location (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Total property, plant and equipment	$ 1,403,264	$ 21,448,123
Total intangible assets	1,607,089	21,655,035
Total goodwill	2,426,385	22,168,288	$ 25,453,372
Canada
Segment Reporting Information [Line Items]
Total property, plant and equipment	250,921	20,724,674
Total intangible assets	1,607,089	2,353,054
Total goodwill	2,426,385	2,625,851
United States
Segment Reporting Information [Line Items]
Total property, plant and equipment	$ 1,152,343	723,449
Total intangible assets		19,301,981
Total goodwill		$ 19,542,437